Financing Receivables - Aging of Advances (Details) - Sunlight - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Financing Receivable, Past Due [Line Items]
Amounts outstanding	$ 46,578	$ 41,752
Advances
Financing Receivable, Past Due [Line Items]
Amounts outstanding	40,979	35,401
Allowance for credit losses	$ 200	$ 100
Advances | Customer Concentration Risk | Financing Receivable
Financing Receivable, Past Due [Line Items]
% of amount outstanding	100.00%	100.00%
Advances | Current
Financing Receivable, Past Due [Line Items]
Amounts outstanding	$ 39,418	$ 29,132
Advances | Current | Customer Concentration Risk | Financing Receivable
Financing Receivable, Past Due [Line Items]
% of amount outstanding	96.20%	82.30%
Advances | Less than 30 days
Financing Receivable, Past Due [Line Items]
Amounts outstanding	$ 833	$ 3,137
Advances | Less than 30 days | Customer Concentration Risk | Financing Receivable
Financing Receivable, Past Due [Line Items]
% of amount outstanding	2.00%	8.90%
Advances | 30 days
Financing Receivable, Past Due [Line Items]
Amounts outstanding	$ 90	$ 1,424
Advances | 30 days | Customer Concentration Risk | Financing Receivable
Financing Receivable, Past Due [Line Items]
% of amount outstanding	0.20%	4.00%
Advances | 60 days
Financing Receivable, Past Due [Line Items]
Amounts outstanding	$ 128	$ 672
Advances | 60 days | Customer Concentration Risk | Financing Receivable
Financing Receivable, Past Due [Line Items]
% of amount outstanding	0.30%	1.90%
Advances | 90+ days
Financing Receivable, Past Due [Line Items]
Amounts outstanding	$ 510	$ 1,036
Advances | 90+ days | Customer Concentration Risk | Financing Receivable
Financing Receivable, Past Due [Line Items]
% of amount outstanding	1.30%	2.90%